General (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
Agreement on initiation of sales, description	Pursuant to the agreement, upon initiation of sales of Glassia manufactured by Takeda, Takeda will pay royalties to the Company at a rate of 12% on net sales through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually, for each of the years from 2022 to 2040.
Subsidiary ownership interest, percentage	74.00%